As filed with the Securities and Exchange Commission on June 15, 2018
SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 370	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 372	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON JULY 13, 2018 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 145 to its Registration Statement until July 13, 2018. Parts A, B and C of Registrant's Post-Effective Amendment No. 145 under the Securities Act of 1933 and Amendment No. 147 under the Investment Company Act of 1940, filed on September 17, 2013 are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 15th day of June, 2018.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By: /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	June 15, 2018
Randall C. Barnes
*	Trustee	June 15, 2018
Roman Friedrich III
*	Trustee	June 15, 2018
Ronald A. Nyberg
*	Trustee	June 15, 2018
Ronald E. Toupin, Jr.
*	Trustee	June 15, 2018
Donald A. Chubb, Jr.
*	Trustee	June 15, 2018
Jerry B. Farley
*	Trustee	June 15, 2018
Maynard F. Oliverius

*	Trustee, Vice President and Chief Legal Officer	June 15, 2018
Amy J. Lee

/s/ Brian E. Binder	President and Chief Executive Officer	June 15, 2018
Brian E. Binder

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	June 15, 2018
John L. Sullivan

/s/ Mark E. Mathiasen		June 15, 2018
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney